Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 258 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Plan interest in Master Trust	$ 277,945	$ 243,166
Net assets available for benefits	281,133	245,936
Plan
EBP, Master Trust [Line Items]
Net assets available for benefits	5,739	2,733
Plan | Legacy Enviri common stock
EBP, Master Trust [Line Items]
Plan interest in Master Trust	5,622	2,676
Plan | Money market mutual fund
EBP, Master Trust [Line Items]
Plan interest in Master Trust	117	57
Master Trust
EBP, Master Trust [Line Items]
Net assets available for benefits	9,111	4,297
Master Trust | Legacy Enviri common stock
EBP, Master Trust [Line Items]
Plan interest in Master Trust	8,925	4,208
Master Trust | Money market mutual fund
EBP, Master Trust [Line Items]
Plan interest in Master Trust	$ 186	$ 89